Investments Gain on Securities, Net of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gain on securities, net	$ 16,986	[1]	$ 6,911	[1]	$ 1,432	[1]
Consolidated Investment Companies [Member]
Gain on securities, net	2,600		2,000		(1,200)
Trading Securities [Member]
Unrealized gain (loss) on trading securities	2,036		1,614		(871)
Realized gains	1,306	[2]	1,200	[2]	931	[2]
Realized losses	(870)	[2]	(627)	[2]	(830)	[2]
Derivative [Member]
Unrealized gain (loss) on derivatives	(49)	[3]	72	[3]	(560)	[3]
Realized gains	1,083	[2],[3]	310	[2],[3]	570	[2],[3]
Realized losses	(349)	[2],[3]	(97)	[2],[3]	(814)	[2],[3]
Available-for-sale Securities [Member]
Realized gains	15,390	[2]	4,439	[2]	3,006	[2]
Realized losses	$ (1,561)	[2]	$ 0	[2]	$ 0	[2]

[1]	Amounts related to consolidated investment companies totaled $2.6 million, $2.0 million and $(1.2) million for 2013, 2012 and 2011, respectively.
[2]	Realized gains and losses are computed on a specific-identification basis.
[3]	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.